Leases - Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Present value of lease liabilities
Lease liabilities	$ (1,803)	$ (1,452)
Due within one year
Present value of lease liabilities
Lease liabilities	(382)	(339)
Later than one year and not later than five years
Present value of lease liabilities
Lease liabilities	(991)	(825)
In more than five years
Present value of lease liabilities
Lease liabilities	$ (430)	$ (288)